Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Issued Share Capital and Reserves Attributable to Shareholders

	Note	2018	2017	2016
Share capital – par value	32.1	322	322	319
Share premium	32.2	7,487	7,731	7,873
Total share capital		7,808	8,053	8,193
Retained earnings		9,995	9,699	7,609
Treasury shares	32.3	(337)	(325)	(190)
Total retained earnings		9,657	9,374	7,419
Revaluation reserves	32.4	3,461	4,920	5,381
Remeasurement of defined benefit plans	32.5	(1,850)	(1,669)	(1,820)
Other reserves	32.6	149	(390)	1,347
Total shareholders’ equity		19,225	20,288	20,520

Schedule of Share Capital Transactions Relating To Common Shares A

Share capital transactions relating to common shares A	2018	2017	2016
	Number of shares (thousands)	Number of shares (thousands)	Number of shares (thousands)
Transactions in 2018:
Final dividend 2017 [1]	(21,954)
Share buyback program (final dividend 2017)	21,954
Interim dividend 2018 [1]	(24,134)
Share buyback program (interim dividend 2018)	24,134

Transactions in 2017:
Final dividend 2016 [1]		(26,916)
Interim dividend 2017 [2]		(24,948)
Issuance of common shares with a par value of EUR 0.12		21,099
Share buyback program (final dividend 2016 and interim dividend 2017)		51,865

Transactions in 2016:
Final dividend 2015 [2]			(29,259)
Issuance of common shares with a par value of EUR 0.12			9,122
Share buyback program (final dividend 2015)			29,259
Interim dividend 2016 [2]			(30,765)
Issuance of common shares with a par value of EUR 0.12			1,507
Share buyback program (interim dividend 2016)			30,765

[1]  Dividend distribution paid from treasury shares (note 32.3)

[2]  Dividend distribution paid from treasury shares (note 32.3) and issuance of common shares performed in the year.

Summary of Share Capital - Par Value

 Share capital – par value

	2018	2017	2016
Common shares	251	251	249
Common shares B	70	70	70
At December 31	322	322	319

Common shares	2018	2017	2016
Authorized share capital	720	720	720
Number of authorized shares (in million)	6,000	6,000	6,000
Par value in cents per share	12	12	12

Common shares B	2018	2017	2016
Authorized share capital	360	360	360
Number of authorized shares (in million)	3,000	3,000	3,000
Par value in cents per share	12	12	12

	Common shares		Common shares B
	Number of shares		Number of shares
	(thousands)	Total amount	(thousands)	Total amount
At January 1, 2016	2,147,037	258	585,022	70
Dividend	10,629	1	-	-
Shares withdrawn	(83,117)	(10)	-	-
At December 31, 2016	2,074,549	249	585,022	70
Dividend	21,099	3	-	-
At December 31, 2017	2,095,648	251	585,022	70
Dividend	-	-	-	-
At December 31, 2018	2,095,648	251	585,022	70

The table below represents weighted average number of common shares including treasury shares attributable to Aegon N.V.:

	Weighted average number of common shares (thousands)	Weighted average number of common shares B (thousands)
2016	2,129,074	585,022
2017	2,080,792	585,022
2018	2,095,648	585,022

Summary of Share Premium

	2018	2017	2016
At January 1	7,731	7,873	8,059
Share dividend	(244)	(142)	(186)
At December 31	7,487	7,731	7,873

Share premium relating to:
- Common shares	5,834	6,078	6,220
- Common shares B	1,653	1,653	1,653
Total share premium	7,487	7,731	7,873

Summary of Movements in the Number of Treasury Common Shares

Movements in the number of treasury common shares held by Aegon N.V. were as follows:

	2018		2017		2016
	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
At January 1	64,488	314	47,473	178	42,998	257

Transactions in 2018:
Sale: transactions, average price 3.76	(3,070)	(12)
Sale: 1 transaction, average price 4.62	(21,954)	(101)
Purchase: 1 transaction average price 5.34	21,954	117
Sale: 1 transaction, average price 5.09	(24,134)	(123)
Purchase: 1 transaction average price 5.43	24,134	131

Transactions in 2017:
Sale: transactions, average price EUR 3.44			(4,085)	(14)
Sale: 1 transaction, average price EUR 3.68			(26,916)	(99)
Sale: 1 transaction, average price EUR 3.77			(3,849)	(14)
Purchase: 1 transaction, average price EUR 5.09			51,865	263

Transactions in 2016:
Purchase: transactions, average price EUR 4.81					83,117	400
Sale: transactions, price average EUR 6.49					(6,153)	(40)
Sale: 1 transaction, price EUR 6.38					(20,137)	(129)
Purchase: transactions, average price EUR 3.51					29,259	103
Sale: 1 transaction, price EUR 5.11					(29,259)	(150)
Shares withdrawn: 1 transaction, price EUR 4.60					(83,117)	(382)
Purchase: transactions, average price EUR 3.84					30,765	118
At December 31	61,418	326	64,488	314	47,473	178

Movements in the number of treasury common shares B held by Aegon N.V. were as follows:

	2018		2017		2016
	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
At January 1	15,346	2	17,325	2	-	-

Transactions in 2018:
Sale: 1 transaction, average price EUR 0.11	(1,489)	-

Transactions in 2017:
Sale: 1 transaction, average price EUR 0.11			(1,979)	-
Sale: 1 transaction, average price EUR 0.11			(13,043)	(1)
Purchase: 1 transaction, average price EUR 0.13			13,043	2

Transactions in 2016:
Purchase: transactions, average price EUR 0.11					17,325	2
At December 31	13,856	2	15,346	2	17,325	2

Summary of Treasury Shares

2018			2017		2016
	Number of shares (thousands)	Total amount	Number of shares (thousands)	Total amount	Number of shares (thousands)	Total amount
Common shares
Held by Aegon N.V.	61,418	326	64,488	314	47,473	178
Held by subsidiaries	1,144	9	1,162	9	1,307	10

Common shares B
Held by Aegon N.V.	13,856	2	15,346	2	17,325	2
At December 31	76,419	337	80,996	325	66,105	190

Summary of Weighted Average Number of Treasury Shares

	Weighted average number of common shares (thousands)		Weighted average number of common shares B (thousands)
2016		2,129,074		585,022
2017		2,080,792		585,022
2018		2,095,648		585,022

Summary of Revaluation Reserves

Revaluation reserves

	Available-for-sale investments	Real estate held for own use	Cash flow hedging reserve	Total
At January 1, 2018	3,450	68	1,402	4,920
Gross revaluation	(2,138)	(32)	85	(2,086)
Net (gains)/losses transferred to income statement	66	-	(80)	(14)
Foreign currency translation differences	46	2	71	119
Tax effect	513	7	1	521
Other	-	-	-	1
At December 31, 2018	1,936	46	1,479	3,461

At January 1, 2017	3,418	59	1,904	5,381
Gross revaluation	1,310	8	(115)	1,203
Net (gains)/losses transferred to income statement	(1,330)	-	(738)	(2,069)
Foreign currency translation differences	(228)	(8)	(216)	(452)
Tax effect	308	9	567	883
Other	(28)	-	1	(27)
At December 31, 2017	3,450	68	1,402	4,920

At January 1, 2016	4,546	52	1,873	6,471
Gross revaluation	857	8	(131)	733
Net (gains)/losses transferred to income statement	(2,122)	-	78	(2,044)
Foreign currency translation differences	(101)	2	61	(38)
Tax effect	240	(3)	24	262
Other	(2)	-	-	(2)
At December 31, 2016	3,418	59	1,904	5,381

Summary of Revaluation Reserve for Available-for-sale Investments

The closing balances of the revaluation reserve for available-for-sale investments relate to the following instruments:

	2018	2017	2016
Shares	22	40	130
Debt securities	1,937	3,423	3,245
Other	(23)	(14)	43
Revaluation reserve for available-for-sale investments	1,936	3,450	3,418

Summary of Remeasurement of Defined Benefit Plans

Remeasurement of defined benefit plans

	2018	2017	2016
At January 1	(1,669)	(1,820)	(1,532)
Remeasurements of defined benefit plans	(134)	224	(392)
Tax effect	(15)	(175)	89
Net exchange differences	(32)	102	16
Total remeasurement of defined benefit plans	(1,850)	(1,669)	(1,820)

Summary of Other Reserves

Other reserves

	Foreign currency translation reserve	Net foreign investment hedging reserve	Equity movements of joint ventures and associates	Total
At January 1, 2018	(80)	(321)	11	(390)
Movement in foreign currency translation and net foreign investment hedging reserves	562	(46)	(3)	513
Disposal of a business	50	(14)	-	36
Tax effect	(32)	12	-	(20)
Equity movements of joint ventures	-	-	8	8
Equity movements of associates	-	-	2	2
Other	-	-	1	1
At December 31, 2018	499	(370)	19	149

At January 1, 2017	1,734	(418)	31	1,347
Movement in foreign currency translation and net foreign investment hedging reserves	(1,929)	129	-	(1,800)
Disposal of a business	7	-	-	7
Tax effect	108	(32)	-	76
Equity movements of joint ventures	-	-	(15)	(15)
Equity movements of associates	-	-	(5)	(5)
At December 31, 2017	(80)	(321)	11	(390)

At January 1, 2016	1,731	(467)	19	1,283
Movement in foreign currency translation and net foreign investment hedging reserves	25	65	-	91
Tax effect	(22)	(17)	-	(39)
Equity movements of joint ventures	-	-	9	9
Equity movements of associates	-	-	3	3
At December 31, 2016	1,734	(418)	31	1,347

Aegon N.V [member]
Statement [LineItems]
Summary of Shareholders' Equity

	Share capital	Paid-in surplus	Revaluation account	Legal reserves FCTR	Legal reserves group companies	Retained earnings	Remea- surement of defined benefit plans of group companies	Treasury shares	Net income/ (loss)	Total
At January 1, 2018	322	7,731	5,017	(401)	1,122	6,022	(1,669)	(325)	2,469	20,288

Net income 2017 retained	-	-	-	-	-	2,469	-	-	(2,469)	-

Net income 2018	-	-	-	-	-	-	-	-	710	710
Total net income/(loss)	-	-	-	-	-	2,469	-	-	(1,759)	710

Foreign currency translation differences and movement in foreign investment hedging reserves	-	-	-	531	-	-	(32)	-	-	499

Changes in revaluation subsidiaries	-	-	(1,459)	-	-	-	-	-	-	(1,459)

Remeasurement of defined benefit plans of group companies	-	-	-	-	-	-	(150)	-	-	(150)

Changes and transfer to legal reserve	-	-	7	-	204	(202)	-	-	-	9

Other	-	-	-	-	-	(3)	-	-	-	(3)
Other comprehensive income/(loss)	-	-	(1,452)	531	204	(205)	(182)	-	-	(1,105)

Shares issued	-	-	-	-	-	-	-	-	-	-

Dividend common shares	-	(244)	-	-	-	(329)	-	-	-	(573)

Dividend withholding tax reduction	-	-	-	-	-	1	-	-	-	1

Treasury shares	-	-	-	-	-	26	-	(12)	-	14

Coupons and premium on convertible core capital securities and coupon on perpetual securities, net of tax	-	-	-	-	-	(113)	-	-	-	(113)

Repurchased and sold own shares	-	-	-	-	-	-	-	-	-	-
At December 31, 2018	322	7,486	3,565	130	1,326	7,872	(1,850)	(337)	710	19,225

	Share capital	Paid-in surplus	Revaluation account	Legal reserves FCTR	Legal reserves group companies	Retained earnings	Remea- surement of defined benefit plans of group companies	Treasury shares	Net income/ (loss)	Total
At January 1, 2017	319	7,873	5,450	1,316	1,169	5,966	(1,820)	(190)	437	20,520

Net income 2016 retained	-	-	-	-	-	437	-	-	(437)	-

Net income 2017	-	-	-	-	-	-	-	-	2,469	2,469
Total net income/(loss)	-	-	-	-	-	437	-	-	2,032	2,469

Foreign currency translation differences and movement in foreign investment hedging reserves	-	-	-	(1,717)	-	-	102	-	-	(1,615)

Changes in revaluation subsidiaries	-	-	(461)	-	-	-	-	-	-	(461)

Remeasurement of defined benefit plans of group companies	-	-	-	-	-	-	49	-	-	49

Changes and transfer to legal reserve	-	-	28	-	(47)	(1)	-	-	-	(20)

Other	-	-	-	-	-	12	-	-	-	12
Other comprehensive income/(loss)	-	-	(433)	(1,717)	(47)	11	151	-	-	(2,035)

Shares issued	3	-	-	-	-	-	-	-	-	3

Dividend common shares	-	(142)	-	-	-	(296)	-	-	-	(438)

Dividend withholding tax reduction	-	-	-	-	-	2	-	-	-	2

Treasury shares	-	-	-	-	-	30	-	(136)	-	(106)

Coupons and premium on convertible core capital securities and coupon on perpetual securities, net of tax	-	-	-	-	-	(131)	-	-	-	(131)

Repurchased and sold own shares	-	-	-	-	-	4	-	-	-	4
At December 31, 2017	322	7,731	5,017	(401)	1,122	6,022	(1,669)	(325)	2,469	20,288

Summary of Treasury Stock

As part of their insurance and investment operations, subsidiaries within the Group also hold Aegon N.V. common shares, both for their own account and for account of policyholders. These shares have been treated as treasury shares and are included at their consideration paid or received.

	2018		2017
	Number of shares (thousands)	Total amount	Number of shares (thousands)	Total amount
Common shares

Held by Aegon N.V.	61,418	326	64,488	314

Held by subsidiaries	1,144	9	1,163	9

Common shares B

Held by Aegon N.V.	13,856	2	15,346	2
At December 31	76,419	337	80,996	325

Aegon N.V [member] | Common Share [member]
Statement [LineItems]
Summary of Movements in the Number of Treasury Common Shares

Movements in the number of treasury common shares held by Aegon N.V. were as follows:

	2018		2017
	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
At January 1	64,488	314	47,473	178

Transactions in 2018:

Sale: transactions, average price EUR 3,76	(3,070)	(12)

Sale: 1 transaction, average price EUR 4.62	(21,954)	(101)

Purchase: 1 transaction, average price EUR 5.34	21,954	117

Sale: 1 transaction, average price EUR 5.09	(24,134)	(123)

Purchase: 1 transaction, average price EUR 5.43	24,134	131

Transactions in 2017:

Sale: transactions, average price EUR 3.44			(4,085)	(14)

Sale: 1 transaction, average price EUR 3.68			(26,916)	(99)

Sale: 1 transaction, average price EUR 3.77			(3,849)	(14)

Purchase: 1 transaction, average price EUR 5.09			51,865	263
At December 31	61,418	326	64,488	314

Aegon N.V [member] | Common Share B [member]
Statement [LineItems]
Summary of Movements in the Number of Treasury Common Shares

Movements in the number of treasury common shares B held by Aegon N.V. were as follows:

	2018		2017
	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
At January 1	15,346	2	17,325	2

Transactions in 2018:

Sale: 1 transaction, average price EUR 0.11	(1,489)	-

Transactions in 2017:

Sale: 1 transaction, average price EUR 0.11			(1,979)	-

Sale: 1 transaction, average price EUR 0.11			(13,043)	(1)

Purchase: 1 transaction, average price EUR 0.13			13,043	2
At December 31	13,856	2	15,346	2